Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common shares, issued	60,203,214	58,334,115	40,547,379	39,347,991	39,197,991
Common shares, outstanding	60,203,214	58,334,115	40,547,379	39,347,991	39,197,991
Parent Company
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common shares, issued	60,203,214	58,334,115	40,547,379	39,347,991	39,197,991
Common shares, outstanding	60,203,214	58,334,115	40,547,379	39,347,991	39,197,991